Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.60%
Communication services: 14.35%
Entertainment: 6.79%
Live Nation Entertainment, Inc.†	192,197	$25,456,493
Netflix, Inc.†	53,606	60,666,982
Roblox Corp. Class A†	497,503	33,357,576
Spotify Technology SA†	69,219	42,499,082
TKO Group Holdings, Inc. Class A	261,565	42,611,554
		204,591,687
Interactive media & services: 7.56%
Alphabet, Inc. Class A	329,006	52,246,153
Meta Platforms, Inc. Class A	319,836	175,589,964
		227,836,117
Consumer discretionary: 14.03%
Broadline retail: 6.05%
Amazon.com, Inc.†	747,389	137,833,479
MercadoLibre, Inc.†	19,094	44,505,250
		182,338,729
Hotels, restaurants & leisure: 5.59%
Booking Holdings, Inc.	11,416	58,213,381
DoorDash, Inc. Class A†	312,115	60,203,862
DraftKings, Inc. Class A†	569,013	18,942,443
Royal Caribbean Cruises Ltd.	145,722	31,317,115
		168,676,801
Specialty retail: 1.61%
O’Reilly Automotive, Inc.†	34,310	48,555,512
Textiles, apparel & luxury goods: 0.78%
Deckers Outdoor Corp.†	93,463	10,358,504
On Holding AG Class A†	272,437	13,106,944
		23,465,448
Consumer staples: 0.51%
Personal care products: 0.51%
BellRing Brands, Inc.†	200,323	15,452,916
Financials: 12.94%
Capital markets: 5.49%
KKR & Co., Inc.	334,728	38,249,368
LPL Financial Holdings, Inc.	68,953	22,050,480
Robinhood Markets, Inc. Class A†	957,235	47,009,811
Tradeweb Markets, Inc. Class A	420,686	58,180,874
		165,490,533
Financial services: 5.61%
Equitable Holdings, Inc.	601,002	29,719,549
See accompanying notes to portfolio of investments
Allspring Growth Fund | 1

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Financial services(continued)
Mastercard, Inc. Class A	140,740	$77,133,964
Toast, Inc. Class A†	675,248	24,025,324
Visa, Inc. Class A	111,105	38,386,778
		169,265,615
Insurance: 1.84%
Progressive Corp.	196,402	55,334,299
Health care: 11.24%
Biotechnology: 3.58%
ADMA Biologics, Inc.†	1,244,661	29,622,932
Alnylam Pharmaceuticals, Inc.†	80,988	21,319,281
Argenx SE ADR†	49,648	32,029,910
Natera, Inc.†	164,646	24,850,021
		107,822,144
Health care equipment & supplies: 3.99%
Boston Scientific Corp.†	467,149	48,055,618
Intuitive Surgical, Inc.†	78,797	40,643,492
Penumbra, Inc.†	107,692	31,536,525
		120,235,635
Health care providers & services: 0.95%
RadNet, Inc.†	549,205	28,767,358
Life sciences tools & services: 0.64%
Repligen Corp.†	139,239	19,213,590
Pharmaceuticals: 2.08%
Teva Pharmaceutical Industries Ltd. ADR†	2,372,809	36,802,268
Verona Pharma PLC ADR†	361,358	26,043,071
		62,845,339
Industrials: 7.39%
Aerospace & defense: 2.63%
Curtiss-Wright Corp.	97,505	33,628,500
General Electric Co.	226,456	45,639,942
		79,268,442
Building products: 1.10%
Johnson Controls International PLC	393,403	33,006,512
Commercial services & supplies: 1.38%
Waste Connections, Inc.	209,836	41,469,888
Construction & engineering: 1.72%
EMCOR Group, Inc.	75,329	30,184,330
Quanta Services, Inc.	74,362	21,765,014
		51,949,344
See accompanying notes to portfolio of investments
2 | Allspring Growth Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Ground transportation: 0.56%
Saia, Inc.†	69,604	$16,983,376
Information technology: 36.33%
Communications equipment: 2.14%
Arista Networks, Inc.†	286,908	23,603,921
Motorola Solutions, Inc.	92,716	40,831,200
		64,435,121
Electronic equipment, instruments & components: 0.49%
Zebra Technologies Corp. Class A†	59,419	14,873,764
IT services: 1.63%
Cloudflare, Inc. Class A†	194,822	23,530,601
Shopify, Inc. Class A†	270,952	25,740,440
		49,271,041
Semiconductors & semiconductor equipment: 11.49%
Broadcom, Inc.	547,119	105,303,994
Monolithic Power Systems, Inc.	50,664	30,048,819
NVIDIA Corp.	1,662,433	181,072,202
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	179,157	29,863,680
		346,288,695
Software: 17.28%
AppLovin Corp. Class A†	86,575	23,315,513
Cadence Design Systems, Inc.†	94,652	28,181,687
Commvault Systems, Inc.†	157,797	26,372,613
CyberArk Software Ltd.†	123,606	43,529,089
Fair Isaac Corp.†	16,004	31,842,839
Microsoft Corp.	514,124	203,212,652
Monday.com Ltd.†	91,695	25,765,378
Oracle Corp.	271,982	38,273,307
Procore Technologies, Inc.†	356,347	22,838,279
Samsara, Inc. Class A†	395,912	15,701,870
ServiceNow, Inc.†	64,734	61,821,617
		520,854,844
Technology hardware, storage & peripherals: 3.30%
Apple, Inc.	468,222	99,497,175
Materials: 2.14%
Construction materials: 1.25%
Vulcan Materials Co.	142,929	37,494,565
Metals & mining: 0.89%
Carpenter Technology Corp.	137,227	26,842,973
See accompanying notes to portfolio of investments
Allspring Growth Fund | 3

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Real estate: 0.67%
Real estate management & development: 0.67%
CoStar Group, Inc.†	272,533	$20,213,773
Total common stocks (Cost $1,799,739,872)		3,002,341,236

		Yield
Short-term investments: 0.51%
Investment companies: 0.51%
Allspring Government Money Market Fund Select Class♠∞		4.26%	15,347,003	15,347,003
Total short-term investments (Cost $15,347,003)				15,347,003
Total investments in securities (Cost $1,815,086,875)	100.11%			3,017,688,239
Other assets and liabilities, net	(0.11)			(3,183,886)
Total net assets	100.00%			$3,014,504,353

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,492,505	$1,171,178,686	$(1,169,324,188)	$0	$0	$15,347,003	15,347,003	$876,265
See accompanying notes to portfolio of investments
4 | Allspring Growth Fund

Notes to portfolio of investments—April 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Growth Fund | 5

Notes to portfolio of investments—April 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$432,427,804	$0	$0	$432,427,804
Consumer discretionary	423,036,490	0	0	423,036,490
Consumer staples	15,452,916	0	0	15,452,916
Financials	390,090,447	0	0	390,090,447
Health care	338,884,066	0	0	338,884,066
Industrials	222,677,562	0	0	222,677,562
Information technology	1,095,220,640	0	0	1,095,220,640
Materials	64,337,538	0	0	64,337,538
Real estate	20,213,773	0	0	20,213,773
Short-term investments
Investment companies	15,347,003	0	0	15,347,003
Total assets	$3,017,688,239	$0	$0	$3,017,688,239
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Growth Fund